Trade Payables and Other - Detailed Information about Trade and Other Payables (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	€ 0		€ 0
Fixed assets payables	0		0
Employees' entitlements	0		0
Taxes payable other than income tax	0		0
Deferred revenue			32
Contract liabilities	21	€ 32
Other payables	19		22
Total Other	40		54
Total Trade payables and other	40		54
Trade payables	837		717
Fixed assets payables	26		27
Employees' entitlements	154		159
Taxes payable other than income tax	22		12
Deferred revenue			10
Contract liabilities	48	€ 49
Other payables	9		5
Total Other	259		213
Total Trade payables and other	€ 1,096		€ 930